Risk/Return Summary - FidelitySustainableLowDurationBondETF-PRO - FidelitySustainableLowDurationBondETF-PRO - Fidelity Sustainable Low Duration Bond ETF	Dec. 30, 2022
Risk/Return:
Supplement to Prospectus [Text Block]	Supplement to the Fidelity® Sustainable Low Duration Bond ETF December 30, 2022 Prospectus
Operating Expenses Caption [Text]	Annual Operating Expenses